Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Accounts receivable, net

5.    Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable from real estate developers	2,455,936	1,579,913
Accounts receivable from individual customers	6,313	14,995
	2,462,249	1,594,908
Less: allowance for doubtful accounts	(210,146)	(710,168)
Accounts receivable, net	2,252,103	884,740

As of December 31, 2020 and 2021, the Group pledged accounts receivable from real estate developers of RMB410,402 and RMB84,333 as security for bank loans of RMB189,500 and RMB50,000 respectively (see note 12). As of December 31, 2021, the Group pledged accounts receivable from real estate developers of RMB84,392 (2020: 173,090) as security for loans obtained from a bank by Registered Agents.

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2019, 2020 and 2021.

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	86,417	142,256	210,146
Provision for the year	55,839	67,967	500,336
Write-off	—	(77)	(314)
Balance at the end of the year	142,256	210,146	710,168

The provision of allowance for doubtful accounts was included in general and administrative expenses.